Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Accounts Receivable Abstract
Accounts receivable	$ 14,563,153	$ 15,523,390
Less: Allowance for ECLs / uncollectable accounts	(13,114,951)	(1,481,779)
Accounts receivable, net	$ 1,448,202	$ 14,041,611